Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transaction [Abstract]
Related party transactions
Note 27.    Related party transactions
Receivables, payables, revenues and expenses which are included in the consolidated financial statements as transactions with related parties, defined as entities related to Technip Energies' directors and Technip Energies' main Shareholders as well as direct and indirect affiliates of Technip Energies and the partners of the Technip Energies Group's joint ventures, were as follows:
27.1.          Transactions with related parties and equity affiliates
Trade receivables consisted of receivables due from the following related parties:
(In millions of €)	December 31, 2021	December 31, 2020
JGC Corporation	41.7	30.9
CTEP France	31.9	—
TKJV	8.5	—
TTSJV WLL	4.6	12.1
TPIT Dar & Engineering	4.1	2.6
Novarctic	2.1	7.0
Others	11.4	7.4
TOTAL TRADE RECEIVABLES	104.3	60.0
Trade payables consisted of payables due to the following related parties:
(In millions of €)	December 31, 2021	December 31, 2020
CTEP Japan	6.3	—
Chiyoda	3.4	11.6
TTSJV WLL	1.7	—
Saipem	—	12.7
Suez Group S.A.(1)	—	6.1
Others	2.9	3.3
TOTAL TRADE PAYABLES	14.3	33.7
(1) Prior to March 2020 Ms. Debon held various positions with Suez Group, the latest of which was Deputy Chief Executive Officer of the Suez Group. Following her departure from the Suez Group, the Suez Group is no longer a related party.

Chiyoda and JGC Corporation are joint venture partners on Yamal and Qatar NFE projects. Saipem and Nipigas are joint venture partners on the Arctic LNG 2 project. CTEP France and Japan are joint-ventures established to carry-out our performance obligation under the Qatar NFE Project and are accounted for using the equity method.

Revenue consisted of amounts with the following related parties:
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
CTEP France	106.9	—	—
JGC Corporation	40.6	42.5	98.3
TTSJV WLL	25.6	41.7	113.9
SASOL	16.1	—	—
Nipigas	13.9	—	—
Novarctic	9.3	8.5	—
TKJV	7.9	—	—
Others	19.4	1.3	15.5
TOTAL REVENUE	239.7	94.0	227.7
Expenses consisted of amounts with the following related parties:
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
CTEP France	(61.1)	—	—
CTEP Japan	(62.4)	—	—
TTSJV WLL	(6.3)	—	—
Sofresid	(6.9)	—	—
Saipem	(5.3)	(15.9)	—
JGC Corporation	—	(0.4)	(18.6)
Chiyoda	(6.2)	(1.2)	(22.4)
Others	(6.6)	(2.0)	(5.3)
TOTAL EXPENSES	(154.8)	(19.5)	(46.3)
27.2.          Transactions with TechnipFMC
On May 3, 2021, the Company acquired 1,801,802 shares in the share capital of the Company from TechnipFMC at €11.10 per share, the price per share negotiated by eligible institutional investors with TechnipFMC in an accelerated book building sell down. In acquiring the shares, the Group exercised its rights under the Separation and Distribution Agreement entered into with TechnipFMC on January 7, 2021. On January 10, 2022, the Company announced the acquisition of an additional 1.8 million of its own ordinary shares from TechnipFMC, at a unit price of €13.15.
As of December 31, 2021, TechnipFMC holds approximately 12% of Technip Energies shares and is considered a related party of Technip Energies.
Due from TechnipFMC consisted of:
(In millions of €)	December 31, 2021	December 31, 2020
Trade receivables	87.7	65.2
Trade payables	63.2	73.5
Loans due from TechnipFMC	—	56.6
Loans due to TechnipFMC	3.9	3.7
TOTAL NET ASSETS DUE FROM TECHNIPFMC	20.6	44.6
Trade receivables and payables comprise items arising in the ordinary course of business. Loans due from / to TechnipFMC represent discrete loans separately negotiated between the TechnipFMC Group and affiliates of the Technip Energies Group for various business and financing reasons during the reporting periods.

Related party revenue and operating expenses with TechnipFMC in the consolidated statement of income consisted of:
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Revenue	38.2	47.4	48.4
Expenses	22.7	(23.4)	(24.3)
The Technip Energies Group's revenue and expenses comprise items arising in the ordinary course of business.
As of December 31, 2021, all transactions with TechnipFMC are ordinary course of business and are included in each corresponding line. As of December 31, 2020, these amounts were specifically presented on a dedicated line of the Balance Sheet (Due to/from TechnipFMC).
27.3.          Key management remuneration
Key management remuneration is as follows:
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Salaries, bonuses and fringe benefits	5.9	0.4	0.5
Taxable benefits	0.1	—	—
Annual Incentives	1.3	0.5	1.2
Long-term incentive awards	9.5	0.2	1.6
Pension related benefits	0.1	0.1	0.1
TOTAL	16.9	1.2	3.4
As the Technip Energies Group did not operate as a stand-alone public company during the historical periods, the Group has not had a separate management team during the years ended 2020 and 2019. Therefore figures presented for these periods (i.e. 2020 and 2019) represent the share of employee benefits of TechnipFMC’s key management allocated to the Technip Energies Group and recognized in the combined financial statements. The share of key management remuneration benefits attributable to the Technip Energies Group was determined using an allocation key based on the number of employees.